SHARE CAPITAL (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding end of year	20,071,329	17,625,460
Weighted average remaining contractual term	4 years 9 months 26 days	5 years 1 month 17 days
Options exercisable at end of year	10,671,695	8,804,214
Weighted average remaining contractual term	3 years 7 months 24 days	3 years 11 months 8 days
Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.00	$ 0.90
Maximum exercise price	$ 0.99	$ 1.49
Options outstanding end of year	2,648,479	17,058,726
Weighted average remaining contractual term	2 years 10 months 24 days	5 years 3 months 11 days
Weighted average exercise price	$ 0.91	$ 1.12
Options exercisable at end of year	2,648,479	8,237,480
Weighted average remaining contractual term	2 years 10 months 24 days	4 years 2 months 5 days
Weighted average exercise price	$ 0.91	$ 1.03
Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 1.00	$ 1.50
Maximum exercise price	$ 1.99	$ 2.99
Options outstanding end of year	17,422,850	457,400
Weighted average remaining contractual term	5 years 1 month 13 days	5 months 12 days
Weighted average exercise price	$ 1.19	$ 1.98
Options exercisable at end of year	8,023,216	457,400
Weighted average remaining contractual term	3 years 10 months 24 days	5 months 12 days
Weighted average exercise price	$ 1.13	$ 1.98
Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.00	$ 3.00
Maximum exercise price	$ 2.99	$ 8.99
Options outstanding end of year		325
Weighted average remaining contractual term		2 months 19 days
Weighted average exercise price		$ 8.55
Options exercisable at end of year		325
Weighted average remaining contractual term		2 months 19 days
Weighted average exercise price		$ 8.55
Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 3.00	$ 9.00
Maximum exercise price		$ 10.99
Options outstanding end of year		17,587
Weighted average remaining contractual term		2 months 12 days
Weighted average exercise price		$ 10.93
Options exercisable at end of year		17,587
Weighted average remaining contractual term		2 months 12 days
Weighted average exercise price		$ 10.93
Price Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price		$ 11.00
Options outstanding end of year		91,422
Weighted average remaining contractual term		2 months 26 days
Weighted average exercise price		$ 18.55
Options exercisable at end of year		91,422
Weighted average remaining contractual term		2 months 26 days
Weighted average exercise price		$ 18.55